Prospectus Adviser Class [Member] Shareholder Fees	Oct. 31, 2025 USD ($)
Prospectus-Adviser Class | Payden Limited Maturity Fund | Payden Limited Maturity Fund (Adviser Class)
Prospectus [Line Items]
Shareholder Fee, Other	$ 0